Oct. 02, 2017

September 29, 2017

DBX ETF TRUST

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

Deutsche X-trackers Barclays International High Yield Bond Hedged ETF

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

Deutsche X-trackers USD High Yield Corporate Bond ETF

Deutsche X-trackers iBoxx Emerging Markets Quality Weighted Bond ETF

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective October 2, 2017, the above-listed Funds will be renamed as follows:

Current Fund Name	New Fund Name

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Corporate Bond Hedged ETF

Deutsche X-trackers Barclays International High Yield Bond Hedged ETF*	Xtrackers Barclays International High Yield Bond Hedged ETF

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	Xtrackers Russell 2000 Comprehensive Factor ETF

Deutsche X-trackers USD High Yield Corporate Bond ETF	Xtrackers USD High Yield Corporate Bond ETF

Deutsche X-trackers iBoxx Emerging Markets Quality Weighted Bond ETF*	Xtrackers iBoxx Emerging Markets Quality Weighted Bond ETF

*	As of the date of this Supplement, this Fund has not yet begun offering its shares.

Additionally, effective October 2, 2017, DBX ETF Trust established a new Internet URL, www.Xtrackers.com, to replace the Trust’s prior Internet URL, www.deutsche-etfs.com. Effective October 2, 2017, each reference to “www.deutsche-etfs.com” in the Funds’ Prospectus, Summary Prospectus and Statement of Additional Information is replaced with “www.Xtrackers.com”.